Portfolio of Investments
Columbia Bond Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 19.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,770,000	2,834,077
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class D
03/18/2026	2.130%	3,610,000	3,712,874
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.626%	3,000,000	3,009,330
Avant Loans Funding Trust(a)
Series 2019-B Class B
10/15/2026	3.150%	8,255,741	8,291,850
Series 2020-REV1 Class A
05/15/2029	2.170%	1,785,000	1,787,719
Subordinated Series 2021-REV1 Class B
07/15/2030	1.640%	3,950,000	3,973,932
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	1.538%	2,000,000	1,995,826
Series 2020-5A Class A1
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	1.354%	10,000,000	10,002,870
Series 2020-5A Class C
3-month USD LIBOR + 2.350% Floor 2.350% 01/20/2032	2.484%	4,480,000	4,484,278
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.534%	2,000,000	1,984,520
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 4.000% Floor 4.000% 10/25/2031	4.174%	1,845,000	1,848,266
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.729%	1,800,000	1,798,128
CLUB Credit Trust(a)
Subordinated Series 2018-P3 Class B
01/15/2026	4.320%	1,712,378	1,716,790
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	29,029	29,051
Subordinated Series 2020-P1 Class B
03/15/2028	2.920%	1,350,000	1,367,386
Consumer Loan Underlying Bond Credit Trust(a)
Series 2019-P1 Class B
07/15/2026	3.280%	1,940,670	1,952,552
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	813,409	823,157
Dryden 83 CLO Ltd.(a),(b)
Series 2020-83A Class C
3-month USD LIBOR + 2.150% Floor 2.150% 01/18/2032	2.284%	5,000,000	5,005,200
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.506%	1,250,000	1,250,020
DT Auto Owner Trust(a)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	4,250,000	4,371,568
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	330,383	332,668
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	1,700,000	1,726,348
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	3,000,000	3,058,036
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	4,875,000	4,908,777
LendingClub Receivables Trust(a)
Series 2019-2 Class A
08/15/2025	4.000%	640,360	651,651
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	11,850,000	11,850,661
LendingPoint Asset Securitization Trust(a)
Series 2021-1 Class A
04/15/2027	1.750%	6,259,972	6,281,417
Columbia Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month USD LIBOR + 2.200% Floor 2.200% 01/15/2033	2.438%	6,500,000	6,503,049
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	3.838%	1,500,000	1,502,319
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.884%	5,000,000	5,000,895
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.484%	3,700,000	3,685,211
Marlette Funding Trust(a)
Series 2020-2A Class B
09/16/2030	1.830%	4,400,000	4,430,019
Series 2021-1A Class B
06/16/2031	1.000%	1,800,000	1,803,915
Subordinated Series 2018-4A Class B
12/15/2028	4.210%	536,999	538,364
Subordinated Series 2019-4A Class B
12/17/2029	2.950%	7,300,000	7,409,015
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.534%	1,820,000	1,809,393
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.588%	4,000,000	4,000,924
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	623,502	629,688
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	1,343,978	1,348,580
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	6,800,000	6,802,770
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	1.284%	7,500,000	7,488,577
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	205,076	205,367
Series 2019-3 Class A
11/16/2026	3.821%	1,545,901	1,563,757
Series 2020-3 Class B
05/17/2027	3.220%	3,000,000	3,062,370
Series 2021-1 Class A
11/15/2027	1.180%	12,936,482	12,968,692
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 04/20/2034	2.000%	7,000,000	7,007,210
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month USD LIBOR + 1.600% Floor 1.600% 07/15/2035	1.680%	10,000,000	10,015,710
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	1.216%	4,500,000	4,500,378
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2020-BA Class D
12/15/2026	2.140%	1,850,000	1,875,292
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	6,750,000	6,908,861
SoFi Consumer Loan Program LLC(a)
Series 2017-5 Class A2
09/25/2026	2.780%	1,016	1,018
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	1,219,476	1,233,762
Subordinated Series 2018-2 Class C
04/26/2027	4.250%	11,616,000	11,936,521
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	1,810,618	1,818,773
Upstart Pass-Through Trust(a),(c)
Series 2020-ST4 Class A
11/20/2026	3.250%	1,886,804	1,886,804
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	1,913,801	1,931,627
Series 2021-ST6 Class A
08/20/2027	1.850%	5,750,000	5,753,242

2	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2021-1 Class B
03/20/2031	1.890%	4,250,000	4,259,550
Series 2021-3 Class A
07/20/2031	0.830%	10,200,000	10,200,829
Subordinated Series 2020-3 Class B
11/20/2030	3.014%	4,000,000	4,081,140
Total Asset-Backed Securities — Non-Agency (Cost $234,126,284)			235,212,574

Commercial Mortgage-Backed Securities - Agency 0.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	1,127,876
Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	4,750,000	5,135,256
Government National Mortgage Association(d),(e)
Series 2019-147 Class IO
06/16/2061	0.587%	7,453,301	447,308
Total Commercial Mortgage-Backed Securities - Agency (Cost $6,404,638)			6,710,440

Commercial Mortgage-Backed Securities - Non-Agency 18.1%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,408,929	2,553,818
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,997,460	3,180,317
Aventura Mall Trust(a),(d)
Series 2018-AVM Class A
07/05/2040	4.112%	3,000,000	3,437,950
BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.652%	1,350,000	1,440,519
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.851% Floor 0.850% 09/15/2034	0.944%	4,500,000	4,501,363
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	2.043%	1,300,000	1,239,144
Subordinated Series 2018-DSNY Class B
1-month USD LIBOR + 1.150% Floor 1.150% 09/15/2034	1.244%	9,325,000	9,321,980
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.794%	1,000,000	999,047
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	1.093%	2,503,753	2,508,439
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	2.093%	2,000,000	1,928,177
BFLD Trust(a),(b)
Series 2019-DPLO Class A
1-month USD LIBOR + 1.091% Floor 1.091% 10/15/2034	1.183%	3,000,000	3,003,745
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.344%	3,000,000	3,001,881
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class A
1-month USD LIBOR + 0.821% Floor 0.820% 06/15/2035	0.914%	8,000,000	7,992,948
BX Commercial Mortgage Trust(a)
Series 2020-VIV4 Class A
03/09/2044	2.843%	7,500,000	7,986,584
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class C
1-month USD LIBOR + 1.200% Floor 1.200% 01/15/2034	1.293%	4,500,000	4,499,999
Subordinated Series 2021-MFM1 Class D
1-month USD LIBOR + 1.500% Floor 1.500% 01/15/2034	1.593%	1,500,000	1,499,999
BX Trust(a),(b)
Series 2018-GW Class A
1-month USD LIBOR + 0.800% Floor 0.800% 05/15/2035	0.893%	5,950,000	5,962,180
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.680%	823,000	820,952

Columbia Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.980%	747,000	744,210
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	3,400,000	3,727,608
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.493%	8,450,000	8,463,210
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.593%	1,600,000	1,603,001
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.343%	2,000,000	2,004,372
CIM Retail Portfolio Trust(a),(b),(f)
Series 2021-RETL Class B
1-month USD LIBOR + 1.900% Floor 1.900% 08/15/2036	2.000%	7,650,000	7,659,666
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated Series 2020-420K Class D
11/10/2042	3.422%	2,250,000	2,215,127
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.222%	1,000,000	1,001,267
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,734,096
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	19,142,309	19,037,079
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	6,734,538
Extended Stay America Trust(a),(b)
Series 2021-ESH Class C
1-month USD LIBOR + 1.700% Floor 1.700% 07/15/2038	1.775%	10,725,000	10,778,610
Hilton U.S.A. Trust(a),(d)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,866,868
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	1,664,465
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	4,220,640
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class A
1-month USD LIBOR + 0.850% Floor 0.850% 12/17/2036	0.944%	4,904,551	4,909,423
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 06/17/2037	0.993%	1,578,826	1,581,745
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% Floor 1.350% 06/17/2037	1.373%	1,000,000	1,000,300
Subordinated Series 2018-SFR4 Class C
1-month USD LIBOR + 1.400% Floor 1.250% 01/17/2038	1.493%	2,000,000	2,004,358
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,750,000	1,751,694
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,200,000	1,199,930
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month USD LIBOR + 1.500% Floor 1.500% 01/15/2026	1.593%	15,000,000	15,101,961
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.293%	5,000,000	5,046,353
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	1,018,254	1,021,901
Series 2019-SFR1 Class E
08/17/2035	4.466%	1,100,000	1,117,296
Series 2020-SFR1 Class E
04/17/2037	3.032%	1,800,000	1,848,258
Series 2020-SFR3 Class B
10/17/2027	1.495%	4,000,000	4,006,045
Series 2020-SFR3 Class C
10/17/2027	1.695%	6,250,000	6,271,963

4	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.193%	1,713,195	1,708,916
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.243%	8,000,000	8,022,798
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	7,157,037
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.851% Floor 0.851% 02/15/2032	0.943%	1,737,226	1,737,982
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.343%	900,000	900,386
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.968%	4,720,000	4,719,672
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.183%	5,600,000	5,432,575
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325% Floor 1.200% 12/15/2034	1.419%	800,000	797,005
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $212,879,059)			216,671,397

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(g)	3	26
Total Consumer Staples		26
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	1,294
Total Financials		1,294
Total Common Stocks (Cost $—)		1,320

Corporate Bonds & Notes 14.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Northrop Grumman Corp.
01/15/2028	3.250%	1,720,000	1,891,341
United Technologies Corp.
11/16/2028	4.125%	660,000	765,884
Total			2,657,225
Banking 3.8%
Bank of America Corp.(h)
07/23/2031	1.898%	7,130,000	7,004,305
10/24/2031	1.922%	2,300,000	2,262,177
Citigroup, Inc.(h)
06/03/2031	2.572%	1,145,000	1,185,694
05/01/2032	2.561%	2,517,000	2,601,810
Goldman Sachs Group, Inc. (The)(h)
05/01/2029	4.223%	1,080,000	1,243,502
07/21/2032	2.383%	3,953,000	4,019,714
HSBC Holdings PLC(h)
05/24/2032	2.804%	4,040,000	4,193,286
JPMorgan Chase & Co.(h)
10/15/2030	2.739%	1,812,000	1,919,023
04/22/2032	2.580%	10,074,000	10,486,307
Morgan Stanley(h)
07/21/2032	2.239%	4,630,000	4,667,942
Wells Fargo & Co.(h)
10/30/2030	2.879%	593,000	633,455
02/11/2031	2.572%	5,442,000	5,696,995
Total			45,914,210
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	610,000	754,537
03/01/2050	4.800%	1,275,000	1,498,926
04/01/2061	3.850%	2,994,000	2,994,991
Total			5,248,454

Columbia Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.2%
Carrier Global Corp.
04/05/2040	3.377%	1,111,000	1,200,402
04/05/2050	3.577%	1,028,000	1,134,530
Total			2,334,932
Electric 2.7%
AEP Texas, Inc.
01/15/2050	3.450%	2,980,000	3,178,537
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	160,000	199,934
CMS Energy Corp.
03/01/2024	3.875%	173,000	185,570
11/15/2025	3.600%	50,000	54,868
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	560,000	655,226
DTE Energy Co.
10/01/2026	2.850%	4,075,000	4,381,853
Duke Energy Corp.
06/01/2030	2.450%	240,000	248,173
09/01/2046	3.750%	2,930,000	3,233,088
Emera US Finance LP
06/15/2046	4.750%	2,910,000	3,527,779
Eversource Energy
01/15/2028	3.300%	2,370,000	2,620,305
Georgia Power Co.
03/15/2042	4.300%	1,885,000	2,277,976
Pacific Gas and Electric Co.
07/01/2050	4.950%	3,660,000	3,779,661
PacifiCorp
02/15/2050	4.150%	1,625,000	2,016,051
Southern Co. (The)
07/01/2046	4.400%	1,624,000	1,958,824
WEC Energy Group, Inc.
10/15/2027	1.375%	975,000	967,718
Xcel Energy, Inc.
06/01/2030	3.400%	2,425,000	2,703,722
Total			31,989,285
Finance Companies 0.5%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	5,060,000	6,217,293
Food and Beverage 1.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	6,417,000	8,229,233
Bacardi Ltd.(a)
05/15/2048	5.300%	3,445,000	4,615,156
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,808,000	2,079,552
Mondelez International, Inc.
04/13/2030	2.750%	2,300,000	2,457,935
Total			17,381,876
Health Care 0.7%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.161%	963,000	970,514
Becton Dickinson and Co.
06/06/2024	3.363%	420,000	449,678
06/06/2027	3.700%	2,345,000	2,624,937
02/11/2031	1.957%	910,000	902,561
CVS Health Corp.
03/25/2048	5.050%	2,380,000	3,169,368
Total			8,117,058
Independent Energy 0.0%
Canadian Natural Resources Ltd.
06/30/2033	6.450%	110,000	147,547
Integrated Energy 0.1%
Chevron USA, Inc.
04/01/2027	8.000%	809,000	1,101,553
Life Insurance 0.3%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,000,000	1,324,165
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	357,000	396,104
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	368,329
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	475,000	631,404
Voya Financial, Inc.
06/15/2046	4.800%	359,000	464,832
Total			3,184,834
Midstream 0.8%
Kinder Morgan, Inc.
02/15/2046	5.050%	2,165,000	2,688,257
MPLX LP
04/15/2048	4.700%	1,175,000	1,387,035
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	2,780,000	2,984,377

6	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
08/15/2048	5.500%	550,000	612,832
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,660,000	2,089,321
Total			9,761,822
Natural Gas 0.6%
NiSource, Inc.
09/01/2029	2.950%	1,000,000	1,072,836
05/01/2030	3.600%	1,535,000	1,721,138
02/15/2043	5.250%	455,000	609,884
02/15/2044	4.800%	50,000	64,182
05/15/2047	4.375%	2,380,000	2,922,804
Sempra Energy
06/15/2027	3.250%	92,000	100,762
Total			6,491,606
Pharmaceuticals 0.3%
AbbVie, Inc.
06/15/2044	4.850%	2,780,000	3,608,811
Railroads 0.0%
Union Pacific Corp.
02/05/2070	3.750%	397,000	452,098
Retailers 0.1%
Lowe’s Companies, Inc.
05/03/2047	4.050%	790,000	931,511
10/15/2050	3.000%	420,000	424,286
Total			1,355,797
Technology 0.8%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	854,000	948,013
Broadcom, Inc.
11/15/2030	4.150%	1,195,000	1,356,435
Broadcom, Inc.(a)
04/15/2034	3.469%	951,000	1,018,050
Intel Corp.
05/11/2047	4.100%	223,000	270,257
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	200,000	221,282
Oracle Corp.
04/01/2050	3.600%	3,945,000	4,134,850
03/25/2061	4.100%	1,305,000	1,474,438
Total			9,423,325
Wireless 0.2%
American Tower Corp.
08/15/2029	3.800%	1,195,000	1,346,975
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
04/15/2030	3.875%	330,000	372,907
02/15/2041	3.000%	635,000	641,245
Total			2,361,127
Wirelines 1.4%
AT&T, Inc.(a)
09/15/2055	3.550%	4,627,000	4,782,755
12/01/2057	3.800%	3,735,000	3,979,292
Verizon Communications, Inc.
08/10/2033	4.500%	2,744,000	3,345,114
03/22/2061	3.700%	4,335,000	4,792,141
Total			16,899,302
Total Corporate Bonds & Notes (Cost $165,811,136)			174,648,155

Residential Mortgage-Backed Securities - Agency 21.2%

Federal Home Loan Mortgage Corp.
05/01/2041	5.000%	159,565	174,622
Federal Home Loan Mortgage Corp.(i)
06/01/2043	4.000%	1,734,643	1,905,617
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.961%	3,010,800	592,858
Federal Home Loan Mortgage Corp. REMIC(b),(e)
CMO Series 4999 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/25/2050	6.061%	7,310,966	1,545,667
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	4,692,802	4,999,789
07/01/2038	6.000%	836,577	992,774
01/01/2040	5.500%	1,081,339	1,249,799
05/01/2043- 10/01/2045	3.500%	3,593,808	3,924,909
02/01/2048	4.000%	1,209,165	1,302,956
Federal National Mortgage Association(i)
08/01/2040	4.500%	1,592,171	1,771,858
09/01/2040	5.000%	735,315	840,601
07/01/2045- 02/01/2046	3.500%	2,779,421	2,991,978
11/01/2045	4.000%	812,510	883,145

Columbia Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(e)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.911%	954,989	246,030
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.911%	2,541,124	632,136
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	6.561%	3,764,019	727,745
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.061%	1,204,782	262,986
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	6.011%	1,049,988	256,142
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.061%	2,079,768	518,879
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.111%	1,405,926	296,226
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.061%	1,819,876	365,587
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.961%	4,594,276	839,121
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.961%	1,659,467	402,580
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.961%	2,644,256	611,737
Federal National Mortgage Association(e)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	24,559,226	3,958,370
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000, Cap 11.000 04/20/2022- 04/20/2028	2.875%	5,007	5,063
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2022	2.250%	1,555	1,565
Government National Mortgage Association(i)
04/20/2048	4.500%	1,445,691	1,546,381
Government National Mortgage Association(b),(e)
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	5.576%	4,245,256	664,910
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.116%	1,181,092	294,137
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.116%	1,666,229	375,930
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.116%	819,254	170,943
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	6.066%	1,016,221	242,993
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.116%	1,080,016	175,849

8	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.116%	1,251,398	238,873
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.166%	1,461,926	295,048
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.116%	1,230,708	208,113
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.116%	2,504,929	568,480
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.066%	2,127,513	390,566
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.116%	1,281,449	269,821
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.116%	1,465,309	236,281
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.916%	1,945,743	386,263
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.066%	1,444,274	254,799
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.066%	1,589,902	292,083
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.966%	1,555,363	254,001
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	6.066%	1,517,945	258,474
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	6.066%	3,514,177	644,164
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	6.016%	8,217,022	1,605,701
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	6.216%	15,016,435	3,832,105
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.966%	1,250,569	179,554
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	6.066%	2,087,992	384,991
Government National Mortgage Association(e)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	9,650,328	1,363,619
CMO Series 2020-175 Class KI
11/20/2050	2.500%	24,398,189	3,511,065
CMO Series 2020-191 Class UG
12/20/2050	3.500%	9,608,116	1,514,057
CMO Series 2021-16 Class KI
01/20/2051	2.500%	11,270,763	1,649,343
CMO Series 2021-9 Class MI
01/20/2051	2.500%	11,691,858	1,415,208
Government National Mortgage Association TBA(f)
08/19/2051	2.000%	20,000,000	20,481,250
08/19/2051	2.500%	12,000,000	12,472,969

Columbia Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(f)
08/17/2036- 08/12/2051	2.000%	49,000,000	50,133,320
08/17/2036- 08/12/2051	2.500%	57,100,000	59,475,296
08/17/2036- 08/12/2051	3.000%	39,978,000	41,908,430
08/17/2036	3.500%	4,000,000	4,273,404
08/12/2051	4.000%	9,000,000	9,615,937
Total Residential Mortgage-Backed Securities - Agency (Cost $250,240,265)			253,885,098

Residential Mortgage-Backed Securities - Non-Agency 36.2%

American Mortgage Trust(c),(d),(j)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	54	33
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	3,017,713
CMO Series 2020-3 Class A1
04/25/2065	1.691%	5,745,419	5,796,763
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	959,135
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	387,231	392,821
Bayview Koitere Fund Trust(a),(d)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	3,639,490	3,657,997
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	1,632,601	1,670,763
Bayview Opportunity Master Fund Trust(a),(d)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	321,452	321,426
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-1A Class M1B
1-month USD LIBOR + 1.600% 04/25/2028	1.692%	4,163,012	4,196,806
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	2.992%	5,000,000	5,059,133
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.389%	123,420	123,436
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.089%	4,250,000	4,274,378
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.189%	134,572	134,832
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.689%	3,200,000	3,212,338
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.039%	3,500,000	3,499,999
CMO Series 2020-3A Class M1A
1-month USD LIBOR + 2.000% Floor 2.000% 10/25/2030	2.089%	5,200,000	5,228,415
CMO Series 2021-2A Class M1A
30-day Average SOFR + 1.200% Floor 1.200% 06/25/2031	1.210%	4,000,000	4,007,553
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	1.510%	2,000,000	2,001,446
BRAVO Residential Funding Trust(a),(d)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	308,025	312,738
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	132,011	133,809
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	300,000	305,702
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,570,040
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	2,603,707	2,664,237
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	2,424,295	2,464,592
CMO Series 2019-3 Class A3
11/25/2059	3.135%	3,532,544	3,587,126
CMO Series 2020-1 Class A1
02/25/2055	1.724%	7,227,827	7,312,074
BVRT Financing Trust(a),(b),(c)
CMO Series 2020-CRT1 Class M1
1-month USD LIBOR + 1.750% 07/10/2032	1.827%	298,117	298,489
CMO Series 2021-2F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2032	1.588%	4,235,891	4,235,891

10	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 11/10/2032	1.850%	2,655,528	2,655,528
CMO Series 2021-CRT3 Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2031	1.588%	3,713,782	3,713,782
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 03/15/2038	1.588%	2,996,773	2,996,931
BVRT Financing Trust(a),(b),(c),(j)
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.350%	1,786,775	1,792,359
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.172%	1,130,059	1,123,911
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2015-A Class A4
06/25/2058	4.250%	35,755	36,181
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	350,000	354,589
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2020-SPT1 Class A1
04/25/2065	1.616%	1,704,468	1,713,160
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	4,442,719	4,459,250
CSMC Ltd.(a)
Subordinated CMO Series 2020-BPL2 Class A1
03/25/2026	3.453%	774,103	774,529
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.433%	1,125,268	1,163,032
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	11,607,430	11,584,980
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	3,457,585	3,494,062
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-1 Class A2
05/25/2065	0.973%	1,816,334	1,814,035
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.789%	275,303	276,059
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.700% Floor 1.700% 10/25/2033	1.710%	7,500,000	7,516,567
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.539%	3,100,000	3,078,190
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2020-1 Class A3
06/25/2065	4.000%	550,000	565,232
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.089%	2,092,851	2,134,412
FMC GMSR Issuer Trust(a),(d)
CMO Series 2019-GT2 Class A
09/25/2024	4.230%	1,400,000	1,402,822
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	3.839%	766,294	774,301
CMO Series 2021-DNA3 Class M1
30-day Average SOFR + 0.750% 10/25/2033	0.800%	8,000,000	7,999,999
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	4.639%	2,686,359	2,723,607
FWD Securitization Trust(a),(d)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	3,523,901
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	6,900,261	6,891,204
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	1.989%	326,935	326,938
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	5,042,728	5,057,236

Columbia Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home RE Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2030	2.744%	3,054,231	3,062,135
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	575,918	576,273
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,669,792	2,677,884
LVII Trust(a),(c),(d),(j)
CMO Series 2020-1 Class A1
05/25/2060	2.020%	15,261,203	15,289,817
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class B
1-month USD LIBOR + 1.100% Floor 1.100% 11/25/2053	1.189%	18,000,000	17,953,418
CMO Series 2020-2 Class C
1-month USD LIBOR + 1.300% Floor 1.300% 11/25/2053	1.389%	7,000,000	7,011,395
MFA Trust(a),(d)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	3,570,378
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	13,221,402	13,252,329
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	5,288,561	5,303,227
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	3,966,421	3,979,062
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	862,378	862,410
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	1,344,447	1,344,414
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	113,337	113,867
MRA Issuance Trust(a),(b)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.450%	10,000,000	10,000,000
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.842%	5,000,000	4,999,542
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MRA Issuance Trust(a),(b),(c),(j)
CMO Series 2021-EBO8 Class A1
1-month USD LIBOR + 2.750% Floor 2.750% 02/16/2022	2.900%	3,000,000	3,000,000
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.700%	6,000,000	6,000,000
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class A
07/25/2054	3.790%	623,280	623,678
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	522,478	522,515
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	9,734,905	10,435,713
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	5,697,651	5,763,402
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.639%	413,106	415,749
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.489%	25,204	25,242
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.039%	1,500,000	1,519,707
Oaktown Re V Ltd.(a),(b)
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.489%	476,072	477,525
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	1.700%	5,500,000	5,527,152
OSAT Trust(a),(d)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	1,253,313	1,258,990
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.087%	860,708	853,977

12	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.837%	741,603	732,936
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.939%	10,700,000	10,751,508
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.739%	3,950,000	3,944,165
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	3,359,425	3,361,295
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	12,054,250	12,066,323
CMO Series 2021-3 Class A1
04/25/2026	1.867%	2,867,000	2,866,627
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	7,579,207	7,579,245
PRPM LLC(a),(d)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	3,110,294	3,148,130
PRPM LLC(a),(d),(f)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	6,000,000	5,999,941
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.839%	1,500,000	1,515,604
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.039%	3,250,000	3,238,917
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	134,474	136,203
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2018-IMC2 Class A3
10/25/2048	4.376%	3,073,582	3,098,769
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,305,327	3,344,558
CMO Series 2020-2 Class A3
04/25/2060	3.000%	8,250,000	8,335,613
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	5,067,381
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,868,222
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	10,549,694	10,595,627
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	3,993,146	4,010,248
Station Place Securitization Trust(a),(b)
CMO Series 2021-WL1 Class A
1-month USD LIBOR + 0.650% Floor 0.650% 01/26/2054	0.779%	5,500,000	5,497,800
Stonnington Mortgage Trust(a),(c),(d)
CMO Series 2020-1 Class A
07/28/2024	5.500%	1,538,239	1,538,240
Toorak Mortgage Corp., Ltd.(d)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,935,000	1,949,191
Towd Point Mortgage Trust(a),(d)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	246,270	248,025
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	10,576,845
Traingle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1A
1-month USD LIBOR + 1.700% Floor 1.700% 08/25/2033	1.789%	3,577,131	3,578,713
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.106%	3,310,158	3,326,305
CMO Series 2021-2 Class M1A
1-month USD LIBOR + 2.050% Floor 2.050% 10/25/2033	2.139%	6,000,000	6,054,602
Vendee Mortgage Trust(d),(e)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	761,771	1
CMO Series 1998-3 Class IO
03/15/2029	0.000%	892,123	11
Verus Securitization Trust(a),(d)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	2,582,787	2,610,580
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	758,444	769,505
CMO Series 2020-1 Class A3
01/25/2060	2.724%	1,472,191	1,486,558

Columbia Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-4 Class A3
06/25/2065	2.321%	3,909,591	3,956,818
CMO Series 2021-4 Class A2
07/25/2066	1.247%	6,000,000	6,004,707
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
04/25/2060	3.035%	4,000,000	4,119,505
CMO Series 2020-INV1 Class A3
04/25/2060	3.889%	2,800,000	2,912,069
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	3,871,464	3,886,637
CMO Series 2021-1R Class A1
05/25/2056	1.280%	4,572,470	4,566,131
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $431,698,861)			433,549,838

U.S. Treasury Obligations 0.3%

U.S. Treasury
08/15/2048	3.000%	530,000	655,047
U.S. Treasury(k)
STRIPS
02/15/2040	0.000%	3,461,000	2,430,271
Total U.S. Treasury Obligations (Cost $2,796,267)			3,085,318
Options Purchased Calls 0.1%
Value ($)
(Cost $1,814,250)	1,641,442

Options Purchased Puts 0.4%

(Cost $4,019,280)	4,641,239

Money Market Funds 6.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.053%(l),(m)	74,178,202	74,170,784
Total Money Market Funds (Cost $74,168,745)		74,170,784
Total Investments in Securities (Cost: $1,383,958,785)		1,404,217,605
Other Assets & Liabilities, Net		(207,853,825)
Net Assets		1,196,363,780

At July 31, 2021, securities and/or cash totaling $10,605,560 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	4,934	09/2021	USD	663,391,719	11,659,645	—
U.S. Treasury 5-Year Note	371	09/2021	USD	46,169,211	307,274	—
U.S. Ultra Treasury Bond	72	09/2021	USD	14,366,250	1,168,638	—
Total					13,135,557	—

14	Columbia Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	71,700,000	71,700,000	1.00	01/21/2022	609,450	480,282
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	60,000,000	60,000,000	1.10	01/24/2022	552,000	558,846
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	12,500,000	12,500,000	1.00	07/08/2022	127,500	122,638
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	51,500,000	51,500,000	1.10	01/24/2022	525,300	479,676
Total							1,814,250	1,641,442

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	40,000,000	40,000,000	1.00	09/30/2021	696,000	1,233,140
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	95,000,000	95,000,000	1.25	12/03/2021	1,472,500	1,904,104
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	51,600,000	51,600,000	1.75	07/15/2022	892,680	765,667
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	25,000,000	25,000,000	1.25	11/18/2021	305,000	468,430
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	62,200,000	62,200,000	1.50	05/20/2022	653,100	269,898
Total							4,019,280	4,641,239

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(40,000,000)	(40,000,000)	1.70	10/01/2021	(553,000)	(1,639,520)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(50,000,000)	(50,000,000)	2.20	03/17/2022	(935,000)	(155,540)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $883,615,008, which represents 73.86% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2021.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2021.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents a security purchased on a when-issued basis.
(g)	Non-income producing investment.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2021.
Columbia Bond Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2021, the total value of these securities amounted to $26,082,209, which represents 2.18% of total net assets.
(k)	Zero coupon bond.
(l)	The rate shown is the seven-day current annualized yield at July 31, 2021.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.053%
	54,158,560	154,076,477	(134,064,253)	—	74,170,784	—	6,870	74,178,202
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Bond Fund | Quarterly Report 2021

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